Other Liabilities, Provisions, Contingencies and Commitments	12 Months Ended
Dec. 31, 2022
Other Liabilities, Provisions, Contingencies and Commitments [Abstract]
Other Liabilities, Provisions, Contingencies and Commitments	Other Liabilities, Provisions, Contingencies and Commitments
26.1 Other current financial liabilities

	December 31, 2022		December 31, 2021
Sundry creditors	Ps.	16,869	Ps.	12,873
Derivative financial instruments (see Note 21)		470		138
Other		136		186
Total	Ps.	17,475	Ps.	13,197

26.2 Provisions and other non-current liabilities

	December 31, 2022		December 31, 2021
Contingencies	Ps.	4,685	Ps.	5,589
Payable taxes		1,045		662
Other		3,251		2,409
Total	Ps.	8,981	Ps.	8,660
26.3 Other non-current financial liabilities

	December 31, 2022		December 31, 2021
Derivative financial instruments (see Note 21)	Ps.	5,651	Ps.	1,635
Security deposits		967		729
Total	Ps.	6,618	Ps.	2,364

26.4 Provisions recorded in the consolidated statement of financial position
The Company has various loss contingencies and has recorded reserves as other liabilities for those legal proceedings for which it believes an unfavorable resolution is probable. Most of these contingencies are the result of the Company’s business acquisitions. The following table presents the nature and amount of the contingencies recorded as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
Indirect taxes	Ps.	1,976	Ps.	2,845
Labor		1,703		1,807
Legal		1,006		937
Total (1)	Ps.	4,685	Ps.	5,589

(1)As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits. See Note 14.

26.5 Changes in the balance of provisions recorded
26.5.1 Indirect taxes

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	2,845	Ps.	3,153	Ps.	5,062
Penalties and other charges		109		77		—
New contingencies		249		314		489
Cancellation and expiration		(738)		(77)		(153)
Payments		(473)		(237)		(218)
Reversal of indemnifiable items (1)		—		—		(1,177)
Effects of changes in foreign exchange rates		(16)		(385)		(850)
Balance at end of the period	Ps.	1,976	Ps.	2,845	Ps.	3,153

(1)This amount for 2020 includes Ps. 899 of certain tax contingencies that expired and are payable to the former shareholders of Spaipa (acquired in 2013).
26.5.2 Labor

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	1,807	Ps.	1,857	Ps.	2,455
Penalties and other charges		81		309		233
New contingencies		571		526		249
Contingencies added in the business combination		67		—		—
Cancellation and expiration		(443)		(445)		(61)
Payments		(320)		(360)		(592)
Effects of changes in foreign exchange rates		(60)		(80)		(427)
Balance at end of the period	Ps.	1,703	Ps.	1,807	Ps.	1,857

26.5.3 Legal

	December 31, 2022		December 31, 2021		December 31, 2020
Balance at beginning of the period	Ps.	937	Ps.	1,293	Ps.	1,337
Penalties and other charges		63		68		8
New contingencies		141		35		362
Contingencies added in the business combination		158		—		—
Cancellation and expiration		(146)		(364)		(141)
Payments		(110)		(97)		(111)
Effects of changes in foreign exchange rates		(37)		2		(162)
Balance at end of the period	Ps.	1,006	Ps.	937	Ps.	1,293

While provision for all claims has already been made, the actual outcome of the disputes and the timing of the resolution cannot be estimated by the Company at this time.
26.6 Unsettled lawsuits
The Company has entered into several proceedings with its labor unions, tax authorities, and other parties that primarily involve Coca-Cola FEMSA and its subsidiaries. These proceedings have resulted in the ordinary course of business and are common to the industry in which the Company operates. The aggregate amount being claimed against the Company resulting from such proceedings as of December 31, 2022 is Ps. 119,728. Such contingencies were classified by internal legal counsel as less than probable but more than remote of being settled against the Company. However, the Company believes that the ultimate resolution of such several proceedings will not have a material effect on its consolidated financial position or result of operations.
Included in this amount Coca-Cola FEMSA has tax contingencies, most of which are related to its Brazilian operations, with loss expectations assessed by management and supported by the analysis of legal counsel considered as “possible”. The main “possible” contingencies of Brazilian operations amount to approximately Ps. 65,338. This refers to various tax disputes related primarily to: (i) Ps. 9,695 of credits for ICMS (“VAT”); (ii) Ps. 37,539 related to tax credits of “IPI” over raw materials acquired from Free Trade Zone Manaus; (iii) claims of Ps. 5,214 related to compensation of federal taxes not approved by the IRS (Tax authorities); (iv) Ps. 9,601 related to the amortization of goodwill generated in acquisition operations; (v) Ps. 2,714 relating to liability over the operations of a third party, former distributor, in the period from 2001 to 2003 and (vi) Ps. 575 related to the exclusion of ICMS (VAT) from the PIS/COFINS taxable basis. Coca-Cola FEMSA is defending its position in these matters and final decision is pending in court.

After conducting a thorough analysis, during 2021 Coca-Cola FEMSA decided to reverse its temporary decision to suspend tax credits on concentrate purchased from the Manaus Free Trade Zone in Brazil. As a result, Coca-Cola FEMSA has recognized an extraordinary benefit of Ps. 1,083 million in the cost of goods sold equivalent to the accumulated credit suspended since 2019 and until the first quarter of 2021. This decision was supported by recent developments and opinions from external advisors.
In recent years in its Mexican and Brazilian territories, Coca-Cola FEMSA has been requested to present certain information regarding possible monopolistic practices. These requests are commonly generated in the ordinary course of business in the soft drink industry where the subsidiaries operate. The Company does not expect any material liability to arise from these contingencies.
26.7 Collateralized contingencies
As is customary in Brazil, Coca-Cola FEMSA has been required by the tax authorities there to collateralize tax contingencies currently in litigation amounting to Ps. 13,728, Ps. 10,721 and Ps.7,342 as of December 31, 2022, 2021 and 2020, respectively, by pledging fixed assets and entering into available lines of credit covering the contingencies, see Note 14. Also, as disclosed in Note 9.2, there is some restricted cash in Brazil related to current deposits to fulfill the collateral requirements for accounts payable.
26.8 Commitments
The Company has signed commitments for the purchase of property, plant and equipment of Ps. 2,588, Ps. 726 and Ps. 432 as of December 31, 2022, 2021, and 2020 respectively.